Leases (Details)		1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 01, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) m²	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 01, 2021 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liability			€ 16,953,000		€ 16,282,000	€ 16,953,000	€ 508,000
Depreciation charge for right-of-use asset					1,672,000	1,422,000
Interest expense on lease liability					835,000	409,000	€ 73,000
Expense relating to short-term leases					70,000	141,000
Total cash outflow for leases					1,657,000	1,014,000
Additions to right-of-use assets during the period					536,000	17,591,000
Increase in lease liability through extension of lease terms					415,000	€ 1,260,000
Total undiscounted commitment for lease agreements					€ 20,509,000
Office and Laboratory Facility [Member] | Leiden Netherlands
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²					4,818
Renewal term					5 years
Lease liability	€ 16,203,000
Right-of-use asset	€ 16,332,000
Leases term	10 years		11 years
Lease extension term			1 year
Increase in lease liability through extension of lease terms			€ 1,260,000
Increase in right-of-use asset through modification of lease terms			€ 1,260,000
Increase in lease liabilities through remeasurement				€ 415,000
Increase in right-of-use asset through remeasurement of lease liability		€ 415,000
Office and Laboratory Facility [Member] | London, UK
Disclosure of quantitative information about right-of-use assets [line items]
Lease liability								€ 121,000
Right-of-use asset								€ 121,000
Leases term					2 years